Consolidated Statement of Cash Flows (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	2,680	2,457	2,104
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	924	884	834
Deferred income taxes	451	531	418
Gain on disposal of property	(281)	(348)	(152)
Changes in operating assets and liabilities:
Accounts receivable	(20)	(51)	(3)
Material and supplies	(30)	11	(43)
Accounts payable and other	129	34	285
Other current assets	(13)	(2)	13
Pensions and other, net	(780)	(540)	(457)
Net cash provided by operating activities	3,060	2,976	2,999
Investing activities
Property additions	(1,731)	(1,625)	(1,586)
Disposal of property	311	369	168
Change in restricted cash and cash equivalents	(22)	(499)	0
Other, net	21	26	35
Net cash used in investing activities	(1,421)	(1,729)	(1,383)
Financing activities
Issuance of debt	2,354	1,361	0
Repayment of debt	(2,001)	(1,083)	(184)
Issuance of common shares due to exercise of stock options and related excess tax benefits realized	117	77	115
Repurchase of common shares	(1,400)	(1,420)	(913)
Dividends paid	(652)	(585)	(503)
Net cash used in financing activities	(1,582)	(1,650)	(1,485)
Effect of foreign exchange fluctuations on US dollar-denominated cash and cash equivalents	(3)	14	7
Net increase (decrease) in cash and cash equivalents	54	(389)	138
Cash and cash equivalents, beginning of year	101	490	352
Cash and cash equivalents, end of year	155	101	490
Supplemental cash flow information
Net cash receipts from customers and other	9,877	8,995	8,404
Net cash payments for:
Employee services, suppliers and other expenses	(5,241)	(4,643)	(4,334)
Interest	(364)	(329)	(366)
Personal injury and other claims	(79)	(97)	(64)
Pensions	(844)	(468)	(427)
Income taxes	(289)	(482)	(214)
Net cash provided by operating activities	3,060	2,976	2,999